Annual Total Returns[BarChart] - Direxion Daily Robotics Artificial Intelligence Automation Index Bull 2X Shares - Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	2019	2020
Total	85.61%	81.73%